UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-22783

Exact name of registrant as specified in charter:
                                   Oppenheimer SteelPath Master MLP Fund, LLC

Address of principal executive offices:            6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            9/30

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.


******************************* FORM N-Px REPORT *******************************
ICA File Number: 811-22783
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer SteelPath Master MLP Fund, LLC



============= Oppenheimer SteelPath Master MLP Fund, LLC =============

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 04, 2013   Meeting Type: Annual
Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Oliver G. Richard, III   For       For          Management
1.2   Elect Director Clark C. Smith           For       For          Management
1.3   Elect Director Frank S. Sowinski        For       For          Management
2     Approve Omnibus Stock Plan              For       For          Management
3     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

CROSSTEX ENERGY L.P.

Ticker:       XTEX                Security ID:  22765u102
Meeting Date: May 9, 2013         Meeting Type: Special
Record Date:  MAR 21, 2013

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Amend Omnibus Stock Plan                  For       For        Management

-------------------------------------------------------------------------------

MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 25, 2013   Meeting Type: Annual
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Walter R. Arnheim        For       For          Management
1.2   Elect Director Patrick C. Eilers        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management
--------------------------------------------------------------------------------

MARKWEST ENERGY PARTNERS, L.P.

Ticker:       MWE            Security ID:  570759100
Meeting Date: MAY 29, 2013   Meeting Type: Annual
Record Date:  APR 03, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank M. Semple          For       For          Management
1.2   Elect Director Donald D. Wolf           For       For          Management
1.3   Elect Director Keith E. Bailey          For       For          Management
1.4   Elect Director Michael L. Beatty        For       Withhold     Management
1.5   Elect Director Charles K. Dempster      For       For          Management
1.6   Elect Director Donald C. Heppermann     For       For          Management
1.7   Elect Director Randall J. Larson        For       For          Management
1.8   Elect Director Anne E. Fox Mounsey      For       For          Management
1.9   Elect Director William P. Nicoletti     For       For          Management
2     Ratify Auditors                         For       For          Management

-------------------------------------------------------------------------------
NUSTAR GP HOLDINGS, LLC

Ticker:       NSH            Security ID:  67059L102
Meeting Date: APR 24, 2013   Meeting Type: Annual
Record Date:  MAR 04, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William E. Greehey       For       For          Management
1.2   Elect Director Jelynne LeBlanc-Burley   For       For          Management
2     Ratify Auditors                         For       For          Management
-------------------------------------------------------------------------------

PVR PARTNERS, L.P.

Ticker:       PVR            Security ID:  693665101
Meeting Date: JUN 05, 2013   Meeting Type: Annual
Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert J. Hall           For       For          Management
1.2   Elect Director Marsha R. Perelman       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

========== END NPX REPORT


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                          Oppenheimer SteelPath Master MLP Fund, LLC

By:                              William F. Glavin, Jr.*
                                 William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  December 18, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact